Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At March 31, 2026, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2026
(in millions)
Trading account securities	¥14,349,756
Investment securities	10,018,070
Loans	6,121,133
Other	28,573
Total	¥30,517,532

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

2026
(in millions)
Deposits	¥14,945
Call money and funds purchased	192,766
Payables under repurchase agreements and securities lending transactions	22,401,173
Other short-term borrowings and long-term debt	6,366,970
Other	1,541,678
Total	¥30,517,532